Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Total expenses for employee contribution plan	$ 1,026	$ 803	$ 1,600
Discontinued operations expense		$ 172	$ 538